General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Restructuring cost related to employees and workers	€ 7,458
Operating profit/(loss)	€ (9,499)	€ 8,450	€ 4,882
Gross margin percentage	34.30%	35.10%
Finance income (cost)	€ (8,470)	€ (5,245)	331
Profit/(loss) for the year	(16,162)	1,288	4,385
Total equity	73,288	92,556	€ 83,846	€ 75,364
Net working capital	1,095
Long-term debt	17,353	17,289
Cash and cash equivalents	33,610	54,475
Current portion of long-term borrowings	5,200	5,806
Bank overdrafts and short-term borrowings	22,834	29,254
Commitment fee	0
Unused credit facility	€ 31,130	€ 24,307